LOAN FROM THIRD PARTIES - Loan agreement with a third party individual (Details) - Beijing Baosheng	12 Months Ended
	Dec. 31, 2019 item	Mar. 21, 2019 CNY (¥)	Mar. 21, 2019 USD ($)	Jan. 22, 2019 CNY (¥)	Jan. 22, 2019 USD ($)
Short-term Debt [Line Items]
Debt instrument, face amount		¥ 8,000,000	$ 1,148,106	¥ 10,000,000	$ 1,435,132
Fixed interest rate		4.35%	4.35%	4.35%	4.35%
Number of loans repaid	2